Income tax benefit expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Items Of Statement Of Comprehensive Income
Current tax	$ 67	$ 13	$ 22
Deferred tax	10	22	(186)
Optional tax revaluation payment			34
Total income tax - loss (income)	77	35	(130)
Profit before income tax	$ 390	$ 159	$ 473
Current tax rate	35.00%	30.00%	30.00%
Result at the tax rate	$ 138	$ 48	$ 142
Share of profit from associates and joint ventures	(40)	(26)	(25)
Non-taxable results	(1)	(5)	(38)
Effects of exchange differences and other results associated with the valuation of the currency, net	79	88	93
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(269)	(156)	(202)
Optional tax revaluation payment			34
Special tax, revaluation of property, plant and equipment (1)			(169)	[1]
Effect of tax rate change in deferred tax	(6)	19	37
Adjustment effect for tax inflation	169	74	82
Unrecognized deferred assets	4
Difference in the estimate of previous fiscal year income tax and the income tax statement	1	(7)	(86)
Non-deductible cost	3
Other	$ (1)		$ 2

[1]	Relates to Pampa and CPB’s option to adhere, on March 27, 2019, to the optional tax revaluation regime under Title X of Law No. 27,430 on their existing assets as of December 31, 2017.